EQUITY COMPENSATION PLANS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
PBRSU Awards
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	2,140,665	845,630
Stock awards granted (in shares)	454,620	572,350
Issued in connection with Nalco merger (in shares)		857,366
Stock awards vested/ earned (in shares)	(285,249)	(13,360)
Stock awards cancelled (in shares)	(218,764)	(121,321)
Stock awards outstanding, at the end of period (in shares)	2,091,272	2,140,665
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 50.68	$ 44.70
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 68.63	$ 52.96
Issued in connection with Nalco merger (in dollars per share)		$ 55.62
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	$ 55.62	$ 55.62
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 53.14	$ 54.07
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 53.65	$ 50.68
Restricted Stock Awards and Units
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	1,016,660	167,171
Stock awards granted (in shares)	230,193	126,121
Issued in connection with Nalco merger (in shares)		808,883
Stock awards vested/ earned (in shares)	(362,926)	(81,874)
Stock awards cancelled (in shares)	(86,714)	(3,641)
Stock awards outstanding, at the end of period (in shares)	797,213	1,016,660
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 53.67	$ 43.54
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 64.10	$ 51.02
Issued in connection with Nalco merger (in dollars per share)		$ 55.62
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	$ 53.80	$ 48.71
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 52.03	$ 41.80
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 56.79	$ 53.67